UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-06200

Schwab Investments – Schwab Global Real Estate
Fund
(Exact name of registrant as specified in charter)

425 Market Street, Suite 1700, San Francisco, California 94105
(Address of principal executive offices) (Zip code)

Omar Aguilar

Schwab Investments – Schwab Global Real Estate Fund

425 Market Street, Suite 1700, San Francisco, California 94105
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 648-5300
Date of fiscal year end: February 28
Date of reporting period: February 28, 2026

Item 1: Report(s) to Shareholders.

Annual Report |
February 28, 2026

Schwab Global Real Estate Fund

Ticker Symbol: SWASX

This annual shareholder report contains important information about the fund for the period of March 1, 2025, to February 28, 2026.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request this
information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase or
hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED February 28, 2026
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Global Real Estate Fund	$80	0.72%

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended February 28, 2026, the fund returned 20.89%. The MSCI ACWI Index (Net)
1
, which serves
as the fund’s regulatory index and provides a broad measure of market performance, returned 24.19%. The FTSE EPRA Nareit
Global Index (Net)
1
which returned 17.83%, is the fund’s additional index, and is more representative of the fund’s investment universe than the regulatory index.
■

Real estate stocks underperformed the broader market
■

As of the end of the reporting period, the fund held securities in 20 countries
■

Top contributors to total return:
●
Securities from the United States, including Welltower, Inc.
●
Japanese securities
■

Over the reporting period, no markets detracted from the return of the fund. However, the smallest contributors to total return were:
●
Indonesian securities, including Pakuwon Jati Tbk. PT
●
Chinese securities
■

From an individual security perspective:
●
Welltower, Inc. was the largest contributor to total return
●
Essex Property Trust, Inc. was the largest detractor from total return

Portfolio holdings may have changed since the report date.
1
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
Schwab Global Real Estate Fund | Annual Report
1
REG127166-01  00323342

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (February 29, 2016 - February 28, 2026)
1,2,3

Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Global Real Estate Fund (05/31/2007) 1,2	20.89%	4.53%	5.23%
MSCI ACWI Index (Net) 3,4	24.19%	11.72%	12.97%
FTSE EPRA Nareit Global Index (Net) 3	17.83%	3.69%	4.66%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns may have been lower.
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
2
The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations.
3
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
4
The MSCI ACWI Index (Net) serves as the fund’s regualtory index and provides a broad measure of market performance. The FTSE EPRA Nareit Global Index (Net) is the fund’s additional index and is more representative of the fund’s investment universe than the regulatory index.
2
Schwab Global Real Estate Fund | Annual Report

Statistics

Net Assets (millions)	$302
Number of Holdings	101
Portfolio Turnover Rate	85%
Advisory Fees Paid by the Fund	$1,422,976
Weighted Average Market Cap (millions)	$33,320
Price/Earnings Ratio (P/E)	16.8
Price/Book Ratio (P/B)	1.5
Qualified Dividend Income	$2,279,875
Qualified Business Income Deduction (199A)	$6,354,185
Industry Weightings %
of
Investments

Top Holdings % of Net Assets

Country Weightings % of Investments

Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
Schwab Global Real Estate Fund | Annual Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab Global Real Estate Fund | Annual Report

Item 2: Code of Ethics.

(a)

Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other persons who perform a similar function, regardless of whether these individuals are employed by Registrant or a third party.

(c)	During the period covered by the report, no amendments were made to the provisions of this code of ethics.

(d)	During the period covered by the report, Registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics.

(e)	Not applicable.

(f)(1)	Registrant has filed this code of ethics as an exhibit pursuant to Item 19(a)(1) of Form N-CSR.

Item 3: Audit Committee Financial Expert.

Registrant’s Board of Trustees has determined that Kimberly S. Patmore, Michael J. Beer and J. Derek Penn, each currently serving on its audit, compliance and valuation committee, are each an “audit committee financial expert,” as such term is defined in Item 3 of Form N-CSR. Each member of Registrant’s audit, compliance and valuation committee is “independent” under the standards set forth in Item 3 of Form N-CSR.

The designation of each of Ms. Patmore, Mr. Beer and Mr. Penn as an “audit committee financial expert” pursuant to Item 3 of Form N-CSR does not (i) impose upon such individual any duties, obligations, or liability that are greater than the duties, obligations and liability imposed upon such individual as a member of Registrant’s audit, compliance and valuation committee or Board of Trustees in the absence of such designation; and (ii) affect the duties, obligations or liability of any other member of Registrant’s audit, compliance and valuation committee or Board of Trustees.

Item 4: Principal Accountant Fees and Services.

Registrant is composed of eight operational series. One series has a fiscal year-end of the last day of February, six series have a fiscal year-end of August 31, and one series has a fiscal year-end of October 31. Principal accountant fees disclosed in Items 4(a)-(d) and 4(g) include fees billed for services rendered to each of the eight operational series during 2025/2026 and 2024/2025, based on their respective 2025/2026 and 2024/2025 fiscal years, as applicable.

The following table presents fees billed by the principal accountant in each of the last two fiscal years for the services rendered to the Funds:

(a) Audit Fees[1]			(b) Audit-Related Fees		(c) Tax Fees[2]		(d) All Other Fees
Fiscal Year 2025/2026		Fiscal Year 2024/2025	Fiscal Year 2025/2026	Fiscal Year 2024/2025	Fiscal Year 2025/2026	Fiscal Year 2024/2025	Fiscal Year 2025/2026	Fiscal Year 2024/2025
$2	83,400	$283,400	$0	$0	$26,280	$26,280	$0	$0

[1]	The nature of the services includes audit of the registrant’s annual financial statements and normally provided services in connection with regulatory filings for those fiscal years.
[2]	The tax fees consist of professional services relating to tax compliance, tax advice, tax planning, and the preparation of the Registrant’s tax returns.

(e) (1)	Registrant’s audit, compliance and valuation committee does not have pre-approval policies and procedures as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2)

There were no services described in each of paragraphs (b) through (d) above that were approved by Registrant’s audit, compliance and valuation committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Below are the aggregate non-audit fees billed in each of the last two fiscal years by Registrant’s principal accountant for services rendered to Registrant, to Registrant’s investment adviser, and to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant.

2025/2026: $2,003,222	2024/2025: $	1,787,029

(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved. Included in the audit, compliance and valuation committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Schedule of Investments.

The schedule of investments is included under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Annual Holdings and Financial Statements | February 28, 2026
Schwab Global Real Estate Fund

    Ticker Symbol SWASX

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: Charles Schwab & Co., Inc. (Schwab)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Schwab.

Schwab Global Real Estate Fund | Annual Holdings and Financial Statements

Schwab Global Real Estate Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	3/1/25– 2/28/26	3/1/24– 2/28/25	3/1/23– 2/29/24	3/1/22– 2/28/23	3/1/21– 2/28/22
Per-Share Data
Net asset value at beginning of period	$6.44	$6.12	$6.36	$7.66	$7.13
Income (loss) from investment operations:
Net investment income (loss)[1]	0.18	0.19	0.20	0.19	0.16
Net realized and unrealized gains (losses)	1.13	0.34	(0.23)	(1.31)	0.68
Total from investment operations	1.31	0.53	(0.03)	(1.12)	0.84
Less distributions:
Distributions from net investment income	(0.21)	(0.21)	(0.21)	(0.18)	(0.31)
Net asset value at end of period	$7.54	$6.44	$6.12	$6.36	$7.66
Total return	20.89%	8.73%	(0.38%)	(14.66%)	11.82%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses	N/A	N/A	0.71%	0.85%[2,3]	1.05%
Total expenses	0.72%	0.72%	0.71%	0.88%[3]	1.10%
Net investment income (loss)	2.78%	2.98%	3.29%	2.91%	2.01%
Portfolio turnover rate	85%	85%	84%	88%	75%
Net assets, end of period (x 1,000,000)	$302	$290	$286	$300	$363

[1]	Calculated based on the average shares outstanding during the period.
[2]	Effective June 27, 2022, the net operating expense limitation was lowered from 1.05% to 0.75%. The ratio presented for the period ended February 28, 2023, is a blended ratio.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes

Schwab Global Real Estate Fund | Annual Holdings and Financial Statements

Schwab Global Real Estate Fund
Portfolio Holdings  as of February 28, 2026

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.4% OF NET ASSETS

Australia 5.4%
Charter Hall Group	250,334	3,929,141
Charter Hall Long Wale REIT	240,000	641,993
Charter Hall Retail REIT	200,000	576,103
Goodman Group	34,262	704,782
GPT Group	755,145	2,718,507
Scentre Group	1,286,328	3,496,551
Vicinity Ltd.	1,492,832	2,602,144
Waypoint REIT Ltd.	917,452	1,664,932
		16,334,153

Belgium 0.7%
Aedifica SA	15,822	1,465,474
Warehouses De Pauw CVA	17,380	533,862
		1,999,336

Brazil 1.2%
Allos SA	201,054	1,282,055
Construtora Tenda SA	93,038	549,172
Ez Tec Empreendimentos e Participacoes SA	310,481	956,910
Multiplan Empreendimentos Imobiliarios SA	122,049	838,023
		3,626,160

Canada 2.4%
Boardwalk Real Estate Investment Trust	48,724	2,336,095
Chartwell Retirement Residences	66,063	1,076,148
Crombie Real Estate Investment Trust	182,898	2,193,623
First Capital Real Estate Investment Trust	46,785	733,647
Granite Real Estate Investment Trust	12,791	862,423
		7,201,936

Chile 0.1%
Parque Arauco SA	86,717	411,693

China 1.3%
C&D International Investment Group Ltd.	810,000	1,566,272
China Resources Land Ltd.	594,500	2,402,773
		3,969,045

France 2.9%
ARGAN SA	11,177	937,945
Carmila SA *	113,829	2,483,955
Covivio SA	72,989	5,349,938
		8,771,838

Germany 0.5%
Vonovia SE	44,708	1,515,936

Hong Kong 4.9%
CK Asset Holdings Ltd.	333,000	2,112,811
Kerry Properties Ltd.	842,000	2,711,332
Sun Hung Kai Properties Ltd.	143,500	2,667,756
Swire Properties Ltd.	793,000	2,729,072
SECURITY	NUMBER OF SHARES	VALUE ($)
Wharf Real Estate Investment Co. Ltd.	1,203,000	4,428,628
		14,649,599

Indonesia 0.1%
Pakuwon Jati Tbk. PT	20,082,900	438,434

Ireland 0.8%
Glenveagh Properties PLC *	929,036	2,475,424

Japan 10.0%
Daiwa House Industry Co. Ltd.	81,200	2,930,222
Global One Real Estate Investment Corp.	2,581	2,318,538
Hulic Co. Ltd.	311,400	4,126,776
Hulic Reit, Inc.	781	860,423
KDX Realty Investment Corp.	408	444,115
Mitsubishi Estate Co. Ltd.	26,800	903,783
Mitsui Fudosan Co. Ltd.	416,900	5,619,737
NIPPON REIT Investment Corp.	5,990	3,578,466
Nomura Real Estate Master Fund, Inc.	1,363	1,456,694
Sekisui House Reit, Inc.	9,518	5,735,946
Tokyu Fudosan Holdings Corp.	204,500	2,056,859
		30,031,559

Luxembourg 1.3%
Aroundtown SA *	642,532	2,319,134
Grand City Properties SA	131,184	1,718,142
		4,037,276

Malaysia 2.0%
Eco World Development Group Bhd.	3,176,700	1,835,916
IGB Real Estate Investment Trust	603,000	446,322
Mah Sing Group Bhd.	3,487,800	1,048,141
Sunway Real Estate Investment Trust	4,022,400	2,572,492
		5,902,871

Philippines 0.1%
Robinsons Land Corp.	1,245,500	399,641

Singapore 2.8%
CapitaLand Ascendas REIT	2,064,600	4,385,711
UOL Group Ltd.	442,700	3,945,185
		8,330,896

Sweden 0.8%
Intea Fastigheter AB	213,332	1,819,594
Pandox AB	30,917	691,793
		2,511,387

United Arab Emirates 2.6%
Emaar Development PJSC	768,258	4,047,261
Emaar Properties PJSC	889,859	3,927,317
		7,974,578

United Kingdom 3.9%
Big Yellow Group PLC	173,566	2,423,131
British Land Co. PLC	571,661	3,142,820
Grainger PLC	117,529	304,105
Hammerson PLC	132,357	655,248
LondonMetric Property PLC	1,565,405	4,517,982
See financial notes
Schwab Global Real Estate Fund | Annual Holdings and Financial Statements

Schwab Global Real Estate Fund
Portfolio Holdings  as of February 28, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Safestore Holdings PLC	27,466	293,526
Target Healthcare REIT PLC	308,685	447,797
		11,784,609

United States 55.6%
American Homes 4 Rent, Class A	35,028	1,050,840
American Tower Corp.	12,204	2,341,459
Brixmor Property Group, Inc.	207,284	6,274,487
CBL & Associates Properties, Inc.	7,200	272,016
COPT Defense Properties	48,930	1,554,995
Cousins Properties, Inc.	23,382	541,527
DiamondRock Hospitality Co.	616,467	6,189,329
Digital Realty Trust, Inc.	16,143	2,860,540
EastGroup Properties, Inc.	34,821	6,835,711
Empire State Realty Trust, Inc., Class A	87,886	516,770
EPR Properties	89,065	5,291,352
Equinix, Inc.	14,902	14,518,423
Equity LifeStyle Properties, Inc.	4,612	309,742
Essex Property Trust, Inc.	21,084	5,378,739
Federal Realty Investment Trust	4,400	478,588
First Industrial Realty Trust, Inc.	101,840	6,430,178
Gaming & Leisure Properties, Inc.	74,178	3,628,046
Global Net Lease, Inc.	48,849	460,158
Host Hotels & Resorts, Inc.	55,478	1,086,814
Invitation Homes, Inc.	166,974	4,398,095
Iron Mountain, Inc.	30,634	3,318,581
Lamar Advertising Co., Class A	28,908	3,981,788
Omega Healthcare Investors, Inc.	148,667	7,176,156
Phillips Edison & Co., Inc.	32,540	1,278,171
Prologis, Inc.	96,558	13,766,274
Public Storage	29,903	9,182,015
Realty Income Corp.	33,439	2,240,413
Sabra Health Care REIT, Inc.	63,969	1,314,563
Simon Property Group, Inc.	37,292	7,601,974
Sun Communities, Inc.	58,314	7,957,528
Tanger, Inc.	22,636	838,890
UDR, Inc.	54,235	2,033,813
Universal Health Realty Income Trust	33,432	1,458,304
Ventas, Inc.	77,746	6,698,595
SECURITY	NUMBER OF SHARES	VALUE ($)
VICI Properties, Inc.	275,649	8,327,356
Vornado Realty Trust	148,630	4,099,215
Welltower, Inc.	77,193	15,988,214
		167,679,659
Total Common Stocks (Cost $233,581,245)		300,046,030
Total Investments in Securities (Cost $233,581,245)		300,046,030

*	Non-income producing security.

CVA —	Dutch Certificate
REIT —	Real Estate Investment Trust

% OF NET ASSETS
INDUSTRY WEIGHTINGS
Industrial REITs	12.9%
Retail REITs	12.1%
Health Care REITs	11.4%
Diversified REITs	8.2%
Other Specialized REITs	8.1%
Real Estate Operating Companies	7.3%
Diversified Real Estate Activities	7.2%
Data Center REITs	5.8%
Real Estate Development	5.6%
Single-Family Residential REITs	4.5%
Office REITs	4.2%
Self Storage REITs	3.9%
Multi-Family Residential REITs	3.3%
Hotel & Resort REITs	2.4%
Homebuilding	1.3%
Other (a)	1.2%
Total	99.4%

(a)	Includes holdings within industries that are less than 1.0% of net assets.

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$183,933,000	$—	$—	$183,933,000
Australia	—	16,334,153	—	16,334,153
Belgium	—	1,999,336	—	1,999,336
Chile	—	411,693	—	411,693
China	—	3,969,045	—	3,969,045
France	—	8,771,838	—	8,771,838
Germany	—	1,515,936	—	1,515,936
Hong Kong	—	14,649,599	—	14,649,599
Japan	1,456,694	28,574,865	—	30,031,559
Luxembourg	—	4,037,276	—	4,037,276
Malaysia	446,322	5,456,549	—	5,902,871
See financial notes

Schwab Global Real Estate Fund | Annual Holdings and Financial Statements

Schwab Global Real Estate Fund
Portfolio Holdings  as of February 28, 2026 (continued)

DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets (continued)
Philippines	$—	$399,641	$—	$399,641
Singapore	—	8,330,896	—	8,330,896
United Arab Emirates	4,047,261	3,927,317	—	7,974,578
United Kingdom	597,631	11,186,978	—	11,784,609
Total	$190,480,908	$109,565,122	$—	$300,046,030

[1]	As categorized in the Portfolio Holdings.
See financial notes
Schwab Global Real Estate Fund | Annual Holdings and Financial Statements

Schwab Global Real Estate Fund
Statement of Assets and Liabilities

As of February 28, 2026
Assets
Investments in securities, at value - unaffiliated issuers (cost $233,581,245)		$300,046,030
Cash		504,226
Foreign currency, at value (cost $802,663)		803,492
Deposit with broker for futures contracts		158,748
Receivables:
Investments sold		3,669,695
Dividends		648,424
Foreign tax reclaims		284,177
Fund shares sold		77,251
Prepaid expenses	+	22,327
Total assets		306,214,370

Liabilities
Payables:
Investments bought		2,211,547
Fund shares redeemed		2,049,668
Investment adviser and administrator fees		113,631
Shareholder service fees		33,574
Independent trustees’ fees		32
Accrued expenses	+	38,217
Total liabilities		4,446,669
Net assets		$301,767,701

Net Assets by Source
Capital received from investors		$299,833,562
Total distributable earnings	+	1,934,139
Net assets		$301,767,701

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$301,767,701		40,048,430		$7.54

See financial notes

Schwab Global Real Estate Fund | Annual Holdings and Financial Statements

Schwab Global Real Estate Fund
Statement of Operations

For the period March 1, 2025 through February 28, 2026
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $455,922)		$9,955,576
Other Interest	+	28,986
Total investment income		9,984,562

Expenses
Investment adviser and administrator fees		1,422,976
Shareholder service fees		421,353
Portfolio accounting fees		64,978
Professional fees		58,299
Custodian fees		27,936
Registration fees		27,476
Independent trustees’ fees		10,181
Shareholder reports		9,837
Transfer agent fees		1,590
Other expenses	+	10,194
Total expenses	–	2,054,820
Net investment income		7,929,742

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated issuers		10,164,826
Net realized gains on futures contracts		92,410
Net realized gains on foreign currency transactions	+	96,513
Net realized gains		10,353,749
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		35,945,985
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	18,386
Net change in unrealized appreciation (depreciation)		35,964,371
Net realized and unrealized gains		46,318,120
Increase in net assets resulting from operations		$54,247,862
See financial notes
Schwab Global Real Estate Fund | Annual Holdings and Financial Statements

Schwab Global Real Estate Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	3/1/25-2/28/26		3/1/24-2/28/25
Net investment income		$7,929,742	$8,771,952
Net realized gains		10,353,749	5,062,440
Net change in unrealized appreciation (depreciation)	+	35,964,371	10,954,545
Increase in net assets resulting from operations		$54,247,862	$24,788,937

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($9,025,172 )	($9,641,834 )

TRANSACTIONS IN FUND SHARES
	3/1/25-2/28/26			3/1/24-2/28/25
		SHARES	VALUE	SHARES	VALUE
Shares sold		2,650,974	$17,765,852	3,389,133	$21,463,606
Shares reinvested		1,273,473	8,319,986	1,408,652	8,935,628
Shares redeemed	+	(8,937,352)	(59,931,432)	(6,520,702)	(41,548,170)
Net transactions in fund shares		(5,012,905)	($33,845,594 )	(1,722,917)	($11,148,936 )

SHARES OUTSTANDING AND NET ASSETS
	3/1/25-2/28/26			3/1/24-2/28/25
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		45,061,335	$290,390,605	46,784,252	$286,392,438
Total increase (decrease)	+	(5,012,905)	11,377,096	(1,722,917)	3,998,167
End of period		40,048,430	$301,767,701	45,061,335	$290,390,605
See financial notes

Schwab Global Real Estate Fund | Annual Holdings and Financial Statements

Schwab Global Real Estate Fund
Financial Notes

1. Business Structure of the Fund:
The fund in this report is a series of Schwab Investments (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the operational funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
SCHWAB INVESTMENTS
Schwab Global Real Estate Fund	Schwab Tax-Free Bond Fund
Schwab Treasury Inflation Protected Securities Index Fund	Schwab California Tax-Free Bond Fund
Schwab U.S. Aggregate Bond Index Fund	Schwab Opportunistic Municipal Bond Fund
Schwab Short-Term Bond Index Fund	Schwab 1000 Index® Fund
The fund offers one share class. Shares are bought and sold at closing net asset value per share, which is the price for all outstanding shares of the fund. Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees may authorize the issuance of as many shares as necessary.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law. The "Schwab Funds Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.
Investment Objective
The Schwab Global Real Estate Fund seeks capital growth and income consistent with prudent investment management. Under normal circumstances, the fund invests at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in securities of real estate companies and companies related to the real estate industry.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification (ASC) Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
During this reporting period, the fund adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The adoption of ASU 2023-09 did not result in any material changes to the fund’s financial statement presentation or disclosure.
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board of Trustees oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
● Foreign equity security fair valuation: The Valuation Designee has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the valuation of the fund’s holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the Valuation Designee seeks to establish prices that
Schwab Global Real Estate Fund | Annual Holdings and Financial Statements

Schwab Global Real Estate Fund
Financial Notes (continued)

2. Significant Accounting Policies (continued):
investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the fund’s portfolio holdings and the net asset value of the fund’s shares and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark.
● Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds and futures contracts. Mutual funds and exchange-traded funds are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2, or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the valuation of the fund’s holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of foreign markets. The Valuation Designee has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Schwab Global Real Estate Fund | Annual Holdings and Financial Statements

Schwab Global Real Estate Fund
Financial Notes (continued)

2. Significant Accounting Policies (continued):
The levels associated with valuing the fund’s investments are disclosed in the fund’s Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. The fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by the fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their value may change daily.
Cash Investments: The fund may invest a portion of its assets in cash. Cash includes cash bank balances in an interest-bearing demand deposit account with maturity on demand by the fund.
Securities Lending: Under the trust’s Securities Lending Program, the fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides the fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating pursuant to Rule 2a-7 under the 1940 Act. The fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the fund or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in the fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between the fund and the lending agent. The aggregate market value of securities loaned will not at any time exceed one-third of the total assets of the fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agent start at 9% of gross lending revenue, with subsequent breakpoints to a low of 5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by the investment adviser or any of its affiliates.
As of February 28, 2026, the fund had no securities on loan.
Passive Foreign Investment Companies: The fund may own shares in certain foreign corporations that meet the Internal Revenue Code, as amended, definition of a Passive Foreign Investment Company (PFIC). The fund may elect for tax purposes to mark-to-market annually the shares of each PFIC lot held and would be required to distribute as ordinary income to shareholders any such marked-to-market gains (as well as any gains realized on sale).
Central Securities Depositories Regulation: The Central Securities Depositories Regulation (CSDR) introduced measures for the authorization and supervision of European Union Central Security Depositories and created a common set of prudential, organizational, and conduct of business standards at a European level. CSDR is designed to support securities settlement and operational aspects of securities settlement, including the provision of shorter settlement periods; mandatory buy-ins; and cash penalties, to prevent and address settlement fails. CSDR measures are aimed to prevent settlement fails by ensuring that all transaction details are provided to facilitate settlement, as well as further incentivizing timely settlement by imposing cash penalty fines and buy-ins. The fund may be subject to pay cash penalties and may also receive cash penalties with certain counterparties in instances where there are settlement fails. These cash penalties are included in net realized gains (losses) on sales of securities - unaffiliated issuers in the fund’s Statement of Operations, if any.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
Schwab Global Real Estate Fund | Annual Holdings and Financial Statements

Schwab Global Real Estate Fund
Financial Notes (continued)

2. Significant Accounting Policies (continued):
Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the differences between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange appreciation or depreciation arises from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations, if any, in the fund’s Statement of Operations. The fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments, if any.
Gains realized by the fund on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. In those instances, the fund records a liability based on unrealized appreciation to provide for potential non-U.S. taxes payable upon the sale of these securities. These capital gain taxes, if any, are paid by the fund and are disclosed in the fund’s Statement of Operations in Net realized gain (losses) on securities — unaffiliated issuers (net of foreign capital gains tax paid). Foreign capital gain taxes accrued as of February 28, 2026, if any, are reflected in the fund’s Statement of Assets and Liabilities.
The fund invests in real estate investment trusts (REITs) which report information on the source of their distributions annually. The fund’s policy is to record all REIT distributions initially as dividend income on the ex-dividend date and then re-designate them as return of capital and/or capital gain distributions at the end of the reporting period based on information provided annually by each REIT, and management estimates such re-designations when actual information has not yet been reported.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities are recorded on the date they are effective (the ex-dividend date), although the fund records certain foreign security dividends on the date the ex-dividend date is confirmed. Non-cash dividends in the form of additional securities are recorded on the ex-dividend date at fair value, if any.
Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities and there are no significant uncertainties on collectibility in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received. Foreign withholding tax expensed during the period, if any, is disclosed in Dividends received from securities — unaffiliated issuers (net of foreign withholding tax) in the Statement of Operations and is representative of taxes paid during the period.
(e) Expenses:
Expenses that are specific to the fund are charged directly to the fund. Expenses that are common to more than one fund in the Schwab Funds Complex generally are allocated among those funds in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The fund makes distributions from net investment income, if any, quarterly and from net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to its shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax. The fund did not pay any federal taxes during the period.

Schwab Global Real Estate Fund | Annual Holdings and Financial Statements

Schwab Global Real Estate Fund
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(i) Foreign Taxes:
The fund may be subject to foreign taxes (a portion of which may be reclaimable) on investment income, corporate events, foreign currency exchanges and capital gains on investments. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the fund invests. These foreign taxes, if any, are paid by the fund and are disclosed in the fund’s Statement of Operations and Statement of Assets and Liabilities.
(j) Segment Reporting:
An operating segment is defined in ASC Topic 280 Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.
The management committee of the fund’s investment adviser acts as the fund’s CODM. The CODM has determined that the fund operates as a single operating segment given the fund has a single defined investment strategy disclosed in its respective prospectus. The discrete financial information in the form of the fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, shares sold and shares redeemed), which is used by the CODM to assess performance against the prospectus and to make resource allocation decisions with respect to the fund, is presented within the fund’s financial statements.
(k) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.

3. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to the Amended and Restated Investment Advisory and Administration Agreement between the investment adviser and the trust.
For its advisory and administrative services to the fund, the investment adviser is entitled to receive an annual fee, payable monthly, equal to 0.50% of the fund’s average daily net assets.
Shareholder Servicing
The Board of Trustees has adopted a Shareholder Servicing Plan (the Plan) on behalf of the fund. The Plan enables the fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (Schwab), a broker-dealer affiliate of the investment adviser, (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the fund.
Pursuant to the Plan, the fund’s shares are subject to an annual shareholder servicing fee up to 0.15%. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab, as distributor of the fund (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the fund). Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
Expense Limitation
The investment adviser and its affiliates have agreed with the trust, for so long as the investment adviser serves as the investment adviser to the fund, in which the agreement may only be amended or terminated with approval of the Board of Trustees, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses to 0.75%.
Schwab Global Real Estate Fund | Annual Holdings and Financial Statements

Schwab Global Real Estate Fund
Financial Notes (continued)

3. Affiliates and Affiliated Transactions (continued):
The agreement to limit the fund’s total expenses charged is limited to the fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in the underlying funds.
Investments from Affiliates
Funds in the Schwab Funds Complex may own shares of other funds in the Schwab Funds Complex. The table below reflects the percentage of shares of the fund in this report that is owned by other funds in the Schwab Funds Complex as of February 28, 2026, as applicable:
Schwab Monthly Income Fund - Flexible Payout	1.8%
Schwab Monthly Income Fund - Income Payout	0.9%
Schwab Monthly Income Fund - Target Payout	1.4%
Schwab Target 2010 Fund	0.3%
Schwab Target 2015 Fund	0.4%
Schwab Target 2020 Fund	2.4%
Schwab Target 2025 Fund	3.5%
Schwab Target 2030 Fund	12.1%
Schwab Target 2035 Fund	9.1%
Schwab Target 2040 Fund	19.8%
Schwab Target 2045 Fund	5.9%
Schwab Target 2050 Fund	6.4%
Schwab Target 2055 Fund	5.1%
Schwab Target 2060 Fund	2.2%
Schwab Target 2065 Fund	0.8%
Schwab Target 2070 Fund	0.0%*

*	Less than 0.05%
Interfund Transactions
The fund may engage in direct transactions with other funds in the Schwab Funds Complex in accordance with procedures adopted by the Board of Trustees pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another fund is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs while allowing each fund to execute the transaction at the current market price. This practice is limited to funds that share the same investment adviser. For the period ended February 28, 2026, the fund did not have any purchases and sales of securities with other funds managed by the investment adviser.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Schwab Funds Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board of Trustees. The fund had no interfund borrowing or lending activity during the period.

4. Board of Trustees:
The Board of Trustees may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The fund did not pay any of these interested persons for their services as trustees, but did pay non-interested persons (independent trustees), as noted in the fund’s Statement of Operations.

Schwab Global Real Estate Fund | Annual Holdings and Financial Statements

Schwab Global Real Estate Fund
Financial Notes (continued)

 5. Borrowing from Banks:
During the period, the fund was a participant with other funds in the Schwab Funds Complex in a joint, syndicated, committed $1.2 billion line of credit (the Syndicated Credit Facility), which matured on September 25, 2025. On September 25, 2025, the Syndicated Credit Facility was amended to run for a new 28 day period with the line of credit amount remaining unchanged, maturing on October 23, 2025. On October 23, 2025, the Syndicated Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on October 22, 2026. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by the fund, the fund paid a commitment fee of 0.15% per annum on the fund’s proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the fund was a participant with other funds in the Schwab Funds Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility) with State Street Bank and Trust Company, which matured on September 25, 2025. On September 25, 2025, the Uncommitted Credit Facility was amended to run for a new 28 day period with the line of credit amount remaining unchanged, maturing on October 23, 2025. On October 23, 2025, the Uncommitted Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on October 22, 2026. Under the terms of the Uncommitted Credit Facility, the fund pays interest on the amount the fund borrows. There were no borrowings by the fund from either line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed in the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

6. Derivatives:
The fund entered into futures contracts during the report period to equitize available cash. As of February 28, 2026, the fund had no open futures contracts.
The effects of the derivative contracts in the Statement of Operations for the period ended February 28, 2026, were:
	EQUITY CONTRACTS	TOTAL
Net Realized Gains (Losses)
Futures Contracts[1]	$92,410	$92,410

[1]	Statement of Operations location: Net realized gains (losses) on futures contracts.
During the period ended February 28, 2026, the month-end average notional amounts of futures contracts held by the fund and the month-end average number of contracts held were as follows:
NOTIONAL AMOUNT	NUMBER OF CONTRACTS
$202,726	6

7. Purchases and Sales of Investment Securities:
For the period ended February 28, 2026, purchases and sales of securities (excluding short-term obligations) were as follows:
PURCHASES OF SECURITIES	SALES OF SECURITIES
$240,216,070	$274,172,642
Schwab Global Real Estate Fund | Annual Holdings and Financial Statements

Schwab Global Real Estate Fund
Financial Notes (continued)

 8. Federal Income Taxes:
As of February 28, 2026, the tax basis cost of the fund’s investments and gross unrealized appreciation and depreciation were as follows:
TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
$237,330,654	$68,782,736	($6,067,360 )	$62,715,376

The primary differences between book basis and tax basis unrealized appreciation or unrealized depreciation of investments are the tax deferral of losses on wash sales, the realization for tax purposes of unrealized appreciation on investments in PFICs and partnership investments. The tax cost of the fund’s investments, disclosed above, have been adjusted from its book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.
As of February 28, 2026, the components of distributable earnings on a tax basis were as follows:
UNDISTRIBUTED ORDINARY INCOME	NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	NET OTHER UNREALIZED APPRECIATION (DEPRECIATION)	CAPITAL LOSS CARRYFORWARDS AND OTHER LOSSES	TOTAL
$5,437,252	$62,715,376	$20,111	($66,238,600 )	$1,934,139
Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of February 28, 2026, the fund had capital loss carryforwards of $66,238,600.
For the fiscal year ended February 28, 2026, the fund had capital loss carryforwards utilized of $7,822,602.
The tax basis components of distributions paid during the current and prior fiscal years were as follows:
CURRENT FISCAL YEAR END DISTRIBUTIONS	PRIOR FISCAL YEAR END DISTRIBUTIONS
ORDINARY INCOME	ORDINARY INCOME
$9,025,172	$9,641,834
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations.
As of February 28, 2026, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. During the fiscal year ended February 28, 2026, the fund did not incur any interest or penalties.

9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

Schwab Global Real Estate Fund | Annual Holdings and Financial Statements

Schwab Global Real Estate Fund
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Schwab Investments and Shareholders of Schwab Global Real Estate Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the portfolio holdings, of Schwab Global Real Estate Fund (the “Fund”), one of the funds constituting Schwab Investments, as of February 28, 2026, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of February 28, 2026, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of February 28, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Denver, Colorado
April 16, 2026
We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 2020.
Schwab Global Real Estate Fund | Annual Holdings and Financial Statements

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Schwab Global Real Estate Fund | Annual Holdings and Financial Statements

Proxy Disclosures for Open-End Management Investment Companies

Not applicable.
Schwab Global Real Estate Fund | Annual Holdings and Financial Statements

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The remuneration paid to directors, officers and others are included under Item 7 (Financial Statements and Financial Highlights for Open-End Management Investment Companies).

Schwab Global Real Estate Fund | Annual Holdings and Financial Statements

Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.
Schwab Global Real Estate Fund | Annual Holdings and Financial Statements

MFR41206-18
00323324

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

The changes in and disagreements with accountants for open-end management investment companies are included under Item 7 of this Form.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

The proxy disclosures for open-end management investment companies are included under Item 7 of this Form.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid to directors, officers and others are included under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract.

The statement regarding basis for approval of investment advisory contract is included under Item 7 of this Form.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Principal Executive Officer, Omar Aguilar and Registrant’s Principal Financial Officer, Dana Smith, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19: Exhibits.

(a) (1)	Registrant’s code of ethics (that is the subject of the disclosure required by Item 2(a)) is attached

(2)	Not applicable.

(3)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (the “1940 Act”), are attached.

(b) A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Investments – Schwab Global Real Estate Fund

By:	/s/ Omar Aguilar
Omar Aguilar Principal Executive Officer (Chief Executive Officer)

Date:	April 16, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Omar Aguilar
Omar Aguilar Principal Executive Officer (Chief Executive Officer)

Date:	April 16, 2026

By:	/s/ Dana Smith
Dana Smith Principal Financial Officer (Chief Financial Officer)

Date:	April 16, 2026